Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Future minimum commitments under non-cancelable agreements

As of December 31, 2019, future minimum commitments under non-cancelable agreements were as follows (in thousands):

	Property Management Costs	Bandwidth Purchases	Cooperation with Phoenix TV Group	Content Purchases	Property and Equipment, and Intangible Assets	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
2020	8,608	5,268	3,780	18,893	677	2,951	40,177
2021	6,251	307	2,000	1,003	487	62	10,110
2022	2,838	52	—	634	—	60	3,584
2023	—	—	—	542	—	—	542
2024 and thereafter	—	—	—	2,328	—	10	2,338
Total	17,697	5,627	5,780	23,400	1,164	3,083	56,751